SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates in 2011 and 2010 include estimates used to review the Company’s long-lived assets for impairment, allowance for doubtful accounts, inventory valuation, valuations of non-cash capital stock issuances, valuations of derivatives and the valuation allowance on deferred tax assets.

Principles of Consolidation
The consolidated financial statements include the accounts of CUI Global, Inc., its wholly owned subsidiary CUI, Inc. and CUI Japan and its 49% owned subsidiary Comex Electronics hereafter referred to as the “Company”.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments
The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable and deferred compensation approximate their fair value due as of June 30, 2011.

Cash
Cash includes deposits at financial institutions with maturities of three months or less.  The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions.  At June 30, 2011, the Company had no cash balances at financial institutions which were in excess of the FDIC insured limits.  The Company maintained cash balances of $106,072 from continuing operations and $324,403 from discontinued operations in foreign financial institutions.

Accounts Receivable
The Company grants credit to its customers, with standard terms of Net 30 days.  Other credit terms are available based upon a review of the customer’s financial strength.  The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited.  In addition, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory
Inventory consists of finished and un-finished products.  At June 30, 2011, the Company had finished goods from continuing operations of $4,646,424 and an allowance of $225,000.  The company had the following inventory from discontinued operations as of June 30, 2011:  finished goods of $325,187, $905,498 of raw materials and components, $145,541 of work-in-process, and an allowance of $190,000.

Furniture, Equipment and Software
Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred.  When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account, and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets.  Depreciation is computed using the straight-line method for financial reporting purposes.  The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Identifiable Intangible Assets
Intangible assets are stated at cost net of accumulated amortization and impairment.  Intangible assets other than goodwill, technology rights and patents are amortized over an estimated useful life of 15 years.  Technology rights are amortized over the shorter of a twenty year life or the term of the rights agreement and are reviewed for impairment annually.  Patent costs are amortized over the life of the patent.  Any patents not approved will be expensed at that time.

Intangible assets consist of the following as of June 30, 2011:

Technology Rights	$803,664
Accumulated amortization	(157,272)
Net	$646,392

Patent costs	$6,646
Accumulated amortization	-
Net	$6,646

Debt offering costs	$2,274,646
Accumulated amortization	(2,121,034)
Net	$153,612

Intangible, trademark and tradename CUI	$4,892,856
Accumulated amortization	-
Net	$4,892,856

Intangible, trademark and tradename V-Infinity	$1,373,828
Accumulated amortization	-
Net	$1,373,828

Intangible, patent pending technology	$551,559
Accumulated amortization	-
Net	$551,559

Intangbiile, customer list	$1,857,000
Accumulated amortization	-
Net	$1,857,000

Intangible, CUI Japan	$139,201
Accumulated amortization	-
Net	$139,201

Goodwill	$12,909,273
Accumulated amortization	(2,116)
Net	$12,907,157

Other intangible assets	$47,606
Accumulated amortization	(30,943)
Net	$16,663

Investment in Affiliate
Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares representing an 11.54% and 10.47% interest at June 30, 2011 and 2010, respectively, in Test Products International, Inc., hereafter referred to as TPI.  TPI is a provider of handheld test and measurement equipment.  The Company enjoys a close association with this affiliate through common Board of Director membership and participation that allows for a significant amount of influence over affiliate business decisions.  Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method.

A summary of the unaudited financial statements of the affiliate as of June 30, 2011 is as follows:

Current assets	$5,378,611
Non-current assets	682,031
Total Assets	$6,060,642

Current liabilities	$2,888,124
Non-current liabilities	1,434,587
Stockholders' equity	1,737,931
Total Liabilities and Stockholders' Equity	$6,060,642

Revenues	$5,930,722
Operating income	262,433
Net profit	$39,599
Other comprehensive profit (loss):
Foreign currency translation adjustment	-
Comprehensive net profit	$39,599
Company share of Net Profit at 11.54%	$4,571
Equity investment in affiliate	$161,720

Asset Impairment
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.  In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value.  Otherwise, an impairment loss is not recognized.  Management estimates the fair value and the estimated future cash flows expected.  Any changes in these estimates could impact whether there was impairment and the amount of the impairment.  During the six months ended June 30, 2011, the Company recorded impairment charges of $185,290 related to Intangible, Comex Electronics which is included in discontinued operations.

Patent Costs
The Company estimates the patents it has filed have a future beneficial value; therefore it capitalizes the costs associated with filing for its patents.  At the time the patent is approved, the patent costs associated with the patent are amortized over the useful life of the patent.  If the patent is not approved, at that time the costs will be expensed.  A change in the estimate of the patent having a future beneficial value will impact the other assets and expense accounts.

Derivative Liabilities
The Company accounts for its embedded conversion features and freestanding warrants pursuant to FASB Accounting Standards Codification No. 815 (“FASB ASC 815”), “Derivatives and Hedging ”, which requires a periodic valuation of the fair value of derivative instruments and a corresponding recognition of liabilities associated with such derivatives.  The recognition of derivative liabilities related to the issuance of shares of common stock is applied first to the proceeds of such issuance, at the date of issuance, and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  The recognition of derivative liabilities related to the issuance of convertible debt is applied first to the proceeds of such issuance as a debt discount, at the date of issuance, and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  Any subsequent increase or decrease in the fair value of the derivative liabilities is recognized as other expense or other income, respectively.  The reclassification of a contract is reassessed at each balance sheet date.  If a contract is reclassified from permanent equity to an asset or a liability, the change in the fair value of the contract during the period the contract was classified as equity is accounted for as an adjustment to equity.  If a contract is reclassified from an asset or liability to equity, gains or losses recorded to account for the contract at fair value during the period that contract was classified as an asset or a liability are not reversed but instead are accounted for as an adjustment to equity.

Revenue Recognition
The recognition of revenues requires judgment, including whether a sale includes multiple elements, and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements.  Customers receive certain elements of CUI Global products over a period of time.  These elements include licensing rights to manufacture and sell our proprietary patent protected products.  The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue.  CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products.  Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues in connection with electronic devices and component sales by CUI, Inc. are recognized at the time the product is shipped to the customer.

Revenues in connection with product sales by CUI Japan and Comex Electronics are recognized at the time the product is shipped to the customer.  VSOE sales also exist for CUI Japan and Comex Electronics related to the development of product for specific customers.  The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue.  VSOE sales are invoiced according to the related sales agreements.

Shipping and Handling Costs
Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales.  Costs of shipping and handling are included in cost of revenues.

Stock issued for services to other than Employees
Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”.  In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date.  Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.  Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period, and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Foreign Currency Translation
The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830).  All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date.  Income statement amounts have been translated using an appropriately weighted average exchange rate for the year.  The translation gains and losses resulting from the changes in exchange rates during 2011 and 2010 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting
The Company has identified five operating segments based on the products offered and one discontinued operations segment.  The six segments are External Power, Internal Power, Industrial Controls, CUI Japan, Discontinued Operations and Other.  The External Power segment is focused primarily on sales of external power supplies and related components.  The Internal Power segment is focused primarily on sales of internal power supplies and related components.  The Industrial Controls segment is focused primarily on sales of encoding devices and related components.  The CUI Japan segment is focused on the sales of CUI Japan products.  The Discontinued Operations segment represents the operations of Comex Electronics which the Company entered into an agreement to divest effective July 1, 2011.  The Other category represents activity of segments that do not meet the threshold for segment reporting and are combined.

The following information is presented for the six months ended June 30, 2011 for operating segment activity:

	External Power	Internal Power	Industrial Controls	CUI Japan	Discontinued Operations	Other	Totals
Revenues from external customers	$10,394,726	$6,758,245	$2,026,118	$81,020	$-	$159,304	$19,419,413
Intersegment revenues	$-	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$3	$-	$3,796	$3,799
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$-	$4,571	$4,571
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortization of debt discount	$-	$-	$-	$-	$-	$297,247	$297,247
Interest expense	$-	$-	$-	$-	$-	$456,854	$456,854
Depreciation and amortization	$-	$-	$-	$-	$-	$390,916	$390,916
Segment profit (loss)	$3,151,023	$1,441,097	$257,083	$12,940	$130,246	$(5,238,751)	$(246,362)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$-	$136,354	$136,354
Impairment of Intangible, Comex Electronics - from discontinued operations	$-	$-	$-	$-	$185,290	$-	$185,290
Gain on debt extinguishments	$-	$-	$-	$-	$475,689	$-	$475,689
Segment assets	$-	$-	$-	$218,591	$2,816,917	$32,644,241	$35,679,749
Foreign currency translation adjustments	$-	$-	$-	$36,174	$-	$-	$36,174
Expenditures for segment assets	$-	$-	$-	$2,449	$-	$196,867	$199,316

The following information is presented for the six months ended June, 2010 for operating segment activity:

	External Power	Internal Power	Industrial Controls	CUI Japan	Discontinued Operations	Other	Totals
Revenues from external customers	$9,750,027	$3,917,750	$2,139,023	$151,032	$-	$563,078	$16,520,910
Intersegment revenues	$-	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$7,459	$-	$7,414	$14,873
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$-	$21,872	$21,872
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$-	$3,248,699	$3,248,699
Interest expense	$-	$-	$-	$-	$-	$650,642	$650,642
Depreciation and amortization	$-	$-	$-	$-	$-	$364,197	$364,197
Segment profit (loss)	$2,880,250	$893,986	$335,789	$(63)	$(79,873)	$(7,386,484)	$(3,356,395)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$-	$26,093	$26,093
Segment assets	$-	$-	$-	$151,378	$3,764,789	$35,786,745	$39,702,912
Foreign currencty translation adjustments	$-	$-	$-	$(18,338)	$-	$-	$(18,338)
Expenditures for segment assets	$-	$-	$-	$7,056	$20,651	$247,656	$275,363

Only the CUI Japan, Discontinued Operations and Other operating segments hold assets individually.  The External Power, Internal Power and Industrial Controls operating segments do not hold assets individually as segment assets as they utilize the Company assets held in the other segment.

Discontinued Operations Summary Financial Information
The following is a summary of the assets held for sale, liabilities held for sale and summary statement of discontinued operations for the discontinued operations of Comex Electronics as of June 30, 2011:

Comex Electronics - Discontinued Operations
Assets held for sale:
Cash	$324,403
Receivables	726,922
Other accounts receivable	-
Receivable, intercompany	-
Inventory	1,186,226
Other current assets	17,422
Total current assets	2,254,973

Property and equipment, net	198,241
Other assets	363,703
Total assets	$2,816,917

Liabilities held for sale:
Accounts payable	$203,240
Accounts payable, intercompany	-
Demand notes payable	722,013
Accrued expenses	33,000
Accrued compensation	125,638
Notes payable, current portion due	277,476
Notes payable, related party, current portion due	179,843
Total current liabilities	1,541,210

Long term notes payable, net of current portion due	1,049,296
Total liabilities	$2,590,506

Summary Statement of Discontinued Operations:	Comex Electronics - Discontinued Operations
Total revenues	$1,280,485
Cost of revenues	1,146,443
Gross profit	134,042
Selling, general and administrative	265,873
Impairment of intangibles, Comex Electronics	185,290
Operating (loss)	(317,121)
Other income	990
Gain on debt extinguishment	475,689
Interest expense	(29,312)
Total other income (expense), net	447,367
Net profit	$130,246

Reclassification
Certain amounts from prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements
ASU No. 2011-02; A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“TDR”).  In April, 2011, the FASB issued ASU No. 2011-02, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring.  The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption.  As a result of applying these amendments, an entity may identify receivables that are newly considered impaired.  Early adoption is permitted.  The Company intends to adopt the methodologies prescribed by this ASU by the date required, and is continuing to evaluate the impact of adoption of this ASU.

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03.  The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee.  The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  In May, 2011, the FASB issued ASU No. 2011-04.  The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05.  Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted, because compliance with the amendments is already permitted.  The amendments do not require any transition disclosures.  Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates in 2010 and 2009 include estimates used to review the Company’s long-lived assets for impairment, inventory valuation, valuations of non-cash capital stock issuances and the valuation allowance on deferred tax assets.

Principles of Consolidation
The consolidated financial statements for 2010 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan and 49% owned Comex Electronics for the full year.  The consolidated financial statements for 2009 include the accounts of CUI Global, Inc. and its wholly owned subsidiary CUI, Inc. for the full year, and the partial year results of its wholly owned subsidiary CUI Japan and 49% owned Comex Electronics since acquisition on July 1, 2009.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Restatement of Prior Periods Financial Statements
The Company previously recorded extinguishments of debt as settlement gains subsequent to performing a thorough analysis of the relevant guidance and concluding the transactions with an “unrelated party” and conducted at “arms length”.  Upon review by the SEC, it was determined that the Company should reclassify these extinguishments of debt as additional paid in capital and not as settlement gains as a result of the determination that a related party was involved.  The impact of these restatements are as follows:

Second quarter ended June 30, 2009 impact:
Balance Sheet:	Reported	Restated
	June 30, 2009	June 30, 2009
Additional Paid in Capital	$60,073,728	$71,907,783
Accumulated deficit	$(52,116,988)	$(63,951,043)

Income Statement:	Reported		Restated
	For the three months ended June 30, 2009	For the six months ended June 30, 2009	For the three months ended June 30, 2009	For the six months ended June 30, 2009
Gain on debt extinguishments	$11,834,055	$11,834,055	$-	$-
Consolidated net profit (loss)	$(282,187)	$(1,568,902)	$(12,116,242)	$(13,402,957)
Net profit (loss) - attributable to CUI Global, Inc.	$(282,187)	$(1,568,902)	$(12,116,242)	$(13,402,957)
Comprehensive profit (loss)	$(1,338,728)	$(2,907,630)	$(1,338,728)	$(14,741,685)
Basic and diluted profit (loss per common share)	$-	$(0.01)	$(0.07)	$(0.08)
Diluted profit (loss) per common share)	$-	$(0.01)	$(0.07)	$(0.08)

Third quarter ended September 30, 2009 impact:
Balance Sheet:	Reported	Restated
	September 30, 2009	September 30, 2009
Additional Paid in Capital	$60,284,146	$72,118,201
Accumulated deficit	$(53,428,252)	$(65,262,307)

Income Statement:	Reported		Restated
	For the three months ended September 30, 2009	For the nine months ended September 30, 2009	For the three months ended September 30, 2009	For the nine months ended September 30, 2009
Gain on debt extinguishments	$-	$11,834,055	$-	$-
Consolidated net profit (loss)	$(1,311,264)	$(2,880,166)	$(1,311,264)	$(14,714,221)
Net profit (loss) - attributable to CUI Global, Inc.	$(1,314,727)	$(2,883,629)	$(1,314,727)	$(14,717,684)
Comprehensive profit (loss)	$(1,338,728)	$(2,907,630)	$(1,338,728)	$(14,741,685)
Basic and diluted profit (loss per common share)	$(0.01)	$(0.02)	$(0.01)	$(0.09)
Diluted profit (loss) per common share)	$(0.01)	$(0.02)	$(0.01)	$(0.09)

For the year ended December 31, 2009 impact:
Balance Sheet:	Reported	Restated
	December 31, 2009	December 31, 2009
Additional Paid in Capital	$60,541,742	$72,375,797
Accumulated deficit	$(54,746,787)	$(66,580,842)

Income Statement:	Reported	Restated
	For the year ended December 31, 2009
Gain on debt extinguishments	$11,834,055	$-
Consolidated net profit (loss)	$(4,209,492)	$(16,043,547)
Net profit (loss) - attributable to CUI Global, Inc.	$(4,198,701)	$(16,032,756)
Comprehensive profit (loss)	$(4,226,894)	$(16,060,949)
Basic and diluted profit (loss per common share)	$(0.02)	$(0.10)
Diluted profit (loss) per common share)	$(0.02)	$(0.10)

First quarter ended March 31, 2010 impact:
Balance Sheet:	Reported	Restated
	March 31, 2010	March 31, 2010
Additional Paid in Capital	$60,543,383	$72,377,438
Accumulated deficit	$(55,919,517)	$(67,753,572)

Second quarter ended June 30, 2010 impact:
Balance Sheet:	Reported	Restated
	June 30, 2010	June 30, 2010
Additional Paid in Capital	$62,115,261	$79,579,816
Accumulated deficit	$(52,431,337)	$(69,895,892)

Income Statement:	Reported		Restated
	For the three months ended June 30, 2010	For the six months ended June 30, 2010	For the three months ended June 30, 2010	For the six months ended June 30, 2010
Gain on debt extinguishments	$5,630,500	$5,630,500	$-	$-
Consolidated net profit (loss)	$3,443,107	$2,274,105	$(2,187,393)	$(3,356,395)
Net profit (loss) - attributable to CUI Global, Inc.	$3,488,180	$2,315,450	$(2,142,320)	$(3,315,050)
Comprehensive profit (loss)	$3,468,088	$2,297,112	$(2,162,412)	$(3,333,388)
Basic and diluted profit (loss per common share)	$0.02	$0.01	$(0.01)	$(0.02)
Diluted profit (loss) per common share)	$0.02	$0.01	$(0.01)	$(0.02)

Third quarter ended September 30, 2010 impact:
Balance Sheet:	Reported	Restated
	September 30, 2010	September 30, 2010
Additional Paid in Capital	$64,156,718	$83,934,065
Accumulated deficit	$(50,175,790)	$(69,953,137)

Income Statement:	Reported		Restated
	For the three months ended September 30, 2010	For the six months ended September 30, 2010	For the three months ended September 30, 2010	For the six months ended September 30, 2010
Gain on debt extinguishments	$2,312,792	$7,943,292	$-	$-
Consolidated net profit (loss)	$2,258,206	$4,532,311	$(54,586)	$(3,410,981)
Net profit (loss) - attributable to CUI Global, Inc.	$2,255,547	$4,570,997	$(57,245)	$(3,372,295)
Comprehensive profit (loss)	$2,250,036	$4,547,148	$(62,756)	$(3,396,144)
Basic and diluted profit (loss per common share)	$0.01	$0.02	$-	$(0.02)
Diluted profit (loss) per common share)	$0.01	$0.02	$-	$(0.02)

Fair Value of Financial Instruments
FASB Accounting Standards Codification No. 825 (“FASB ASC 825”), “Financial Instruments”, requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate that value.  For purposes of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation.

Management believes the carrying amounts of the short-term financial instruments, including cash and cash equivalents, accounts receivable, restricted cash, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable, deferred compensation and other liabilities reflected in the accompanying balance sheet approximate fair value at December 31, 2010 due to the relatively short-term nature of these instruments.

Cash and Cash Equivalents
Cash includes deposits at financial institutions with maturities of three months or less.  The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions.  At December 31, 2010 and 2009, the Company had no cash balances at financial institutions which were in excess of the FDIC insured limits.  However, at December 31, 2010, the Company held $142,952 in European foreign bank accounts and $20,383 in Japanese foreign bank accounts and $238,452 from discontinued operations in Japanese foreign bank accounts.  However, at December 31, 2009, the Company held $26,166 in European foreign bank accounts and $7,574 in Japanese foreign bank accounts and $104,649 from discontinued operations in Japanese foreign bank accounts.

Accounts Receivable and Allowance for Uncollectible Accounts
Accounts receivable consist of the receivables associated with the revenue derived from product sales.  An allowance for uncollectible accounts is recorded to allow for any amounts that may not be recoverable, based on an analysis of prior collection experience, customer credit worthiness and current economic trends.  Based on management’s review of accounts receivable, an allowance for doubtful accounts of $125,000 and $135,000 at December 31, 2010 and 2009, respectively, is considered adequate.  Receivables are determined to be past due based on the payment terms of original invoices.  The Company grants credit to its customers, with standard terms of Net 30 days.  The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited.  Additionally, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory
Inventories consist of finished and un-finished products and are stated at the lower of cost or market; using the first-in, first-out (FIFO) method as a cost flow convention.  At December 31, 2010 and 2009 inventory is valued, net of allowances, at $3,735,641 and $2,706,950, respectively.  The allowances for inventory were $164,005 and $100,000 at December 31, 2010 and 2009, respectively.  Inventory for discontinued operations, net of allowances was $1,240,946 and $955,044 at December 31, 2010 and 2009, respectively.  The allowances for inventory for discontinued operations at December 31, 2010 and 2009 were $190,995 and $0, respectively.

Furniture, Equipment and Software
Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred.  When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account, and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets.  Depreciation is computed using the straight-line method for financial reporting purposes.  The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Long-Lived Assets
Long-lived assets and certain identifiable assets related to those assets are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.  If the non-discounted future cash flows of the enterprise are less than their carrying amount, their carrying amounts are reduced to fair value and an impairment loss is recognized.  During 2010, the Company recorded impairment expense of $3,105,956 related to technology rights and $418,185 related to patents.  During 2009, $210,403 related to goodwill, patent pending technology, $246,237 related to goodwill, customer list, the Company recorded impairment expense of $10,241,529 related to goodwill and $136,811 related to capitalized patents.

Identifiable Intangible Assets
Intangible assets are stated at cost net of accumulated amortization and impairment.  Intangible assets other than goodwill, technology rights and patents are amortized over an estimated useful life of 15 years.  Technology rights are amortized over a twenty year life and are reviewed for impairment annually.  Patent costs are amortized over the life of the patent.  Any patents not approved will be expensed at that time.

Intangible assets consist of the following as of December 31, 2010 and 2009:

	2010	2009
Technology Rights	$803,664	$5,126,406
Accumulated amortization	(24,761)	(1,048,760)
Net	$778,903	$4,077,646

Patent costs	$-	$464,350
Accumulated amortization	-	(35,980)
Net	$-	$428,370

Debt offering costs	$2,274,646	$2,044,646
Accumulated amortization	(1,823,787)	(1,107,516)
Net	$450,859	$937,130

Goodwill, trademark and tradename CUI	$4,892,856	$4,892,856
Accumulated amortization	-	-
Net	$4,892,856	$4,892,856

Goodwill, trademark and tradename V-Infinity	$1,373,828	$1,373,828
Accumulated amortization	-	-
Net	$1,373,828	$1,373,828

Goodwill, patent pending technology	$551,559	$551,559
Accumulated amortization	-	-
Net	$551,559	$551,559

Goodwill, customer list	$1,857,000	$1,857,000
Accumulated amortization	-	-
Net	$1,857,000	$1,857,000

Goodwill, CUI Japan	$139,201	$139,201
Accumulated amortization	-	-
Net	$139,201	$139,201

Goodwill	$12,909,273	$12,909,273
Accumulated amortization	(2,116)	(2,116)
Net	$12,907,157	$12,907,157

Other intangible assets	$-	$72,932
Accumulated amortization	-	(61,430)
Net	$-	$11,502

As of December 31, 2010, $5,213,854 of costs related to technology rights acquired since 2003 have been capitalized.  Technology rights are amortized over a twenty year life.  During 2010, the Company recognized an impairment related to technology rights of $3,105,956 and $17,448 is related to discontinued operations.  The capitalized balance remaining at December 31, 2010 is $803,664.

As of December 31, 2010, $471,580 of costs related to filing patent applications have been capitalized.  When patents are approved, the costs are amortized over the life of the patent.  Any patents not approved will be expensed at that time.  During 2010 and 2009, the Company recognized impairment expense on patents of $418,185 and $136,811, respectively.  The capitalized balance remaining at December 31, 2010 is $0.

As of December 31, 2010, $2,274,646 of debt offering costs related to payments and warrants issued in efforts to secure debt financing for the Company have been capitalized.  The debt offering costs are amortized over the life of the applicable loans.

As of December 31, 2010, $4,892,856 of costs related to Goodwill, trademark and trade name CUI have been capitalized.  Goodwill, trademark and trade name CUI is reviewed regularly for impairment by management.

As of December 31, 2010, $1,373,828 of costs related to Goodwill, trademark and trade name V-Infinity have been capitalized.  Goodwill, trademark and trade name V-Infinity is reviewed regularly for impairment by management.

As of December 31, 2010, $761,962 of costs related to Goodwill, patent pending technology have been capitalized.  Goodwill, patent pending technology is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Goodwill, patent pending technology of $210,403.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is $551,559.

As of December 31, 2010, $2,103,237 of costs related to Goodwill, customer list have been capitalized.  Goodwill, customer list is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Goodwill, customer list of $246,237.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is $1,857,000.

As of December 31, 2010, $139,201 of costs related to Goodwill, CUI Japan have been capitalized.  Goodwill, Comex Electronics and CUI Japan is reviewed regularly for impairment by management.

As of December 31, 2010, $23,150,802 of costs related to Goodwill have been capitalized.  Goodwill is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Goodwill of $10,241,529.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is $12,909,273.

As of December 31, 2010, $0 of costs related to other intangible assets have been capitalized and are being amortized over their useful lives.

Investment – Equity Method
Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares (representing a 11.544% and 10.47% interest at December 31, 2010 and 2009, respectively) in Test Products International, Inc., hereafter referred to as TPI.  TPI is a provider of handheld test and measurement equipment.  The Company also has a demand receivable from TPI of $190,240 as of December 31, 2010.  CUI Global enjoys a close association with this affiliate through common Board of Director membership and participation, that allows for a significant amount of influence over affiliate business decisions.  Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method.  A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2010 and 2009 are as follows:

	2010	2009
Current assets	$5,635,096	$5,660,329
Non-current assets	836,832	934,900
Total Assets	$6,471,928	$6,595,229

Current liabilities	$3,305,810	$4,130,172
Non-current liabilities	1,464,832	1,661,271
Stockholders' equity	1,701,286	803,786
Total Liabilities and Stockholders' Equity	$6,471,928	$6,595,229
Revenues	$11,899,948	$8,340,256
Operating income	70,611	(379,286)
Net income	676,305	(395,644)
Company share of Net Profit at 11.544% for 2010 and 10.47% for 2009	78,074	(41,424)
Equity investment in affiliate	$157,149	$79,075

Asset Impairment
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.  In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value.  Otherwise, an impairment loss is not recognized.  Management estimates the fair value and the estimated future cash flows expected.  Any changes in these estimates could impact whether there was impairment and the amount of the impairment.

Patent Costs
The Company estimates the patents it has filed have a future beneficial value; therefore it capitalizes the costs associated with filing for its patents.  At the time the patent is approved, the patent costs associated with the patent are amortized over the useful life of the patent.  If the patent is not approved, at that time the costs will be expensed.  A change in the estimate of the patent having a future beneficial value will impact the other assets and expense accounts.  During the years ended 2010 and 2009, the Company recorded impairment charges of $418,185 and $136,811 related to capitalized patents.

Derivative Liabilities
The Company accounts for its embedded conversion features and freestanding warrants pursuant to FASB Accounting Standards Codification No. 815 (“FASB ASC 815”), “Derivatives and Hedging ”, which requires a periodic valuation of the fair value of derivative instruments and a corresponding recognition of liabilities associated with such derivatives.  The recognition of derivative liabilities related to the issuance of shares of common stock is applied first to the proceeds of such issuance, at the date of issuance, and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  The recognition of derivative liabilities related to the issuance of convertible debt is applied first to the proceeds of such issuance as a debt discount, at the date of issuance, and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  Any subsequent increase or decrease in the fair value of the derivative liabilities is recognized as other expense or other income, respectively.  The reclassification of a contract is reassessed at each balance sheet date.  If a contract is reclassified from permanent equity to an asset or a liability, the change in the fair value of the contract during the period the contract was classified as equity is accounted for as an adjustment to equity.  If a contract is reclassified from an asset or liability to equity, gains or losses recorded to account for the contract at fair value during the period that contract was classified as an asset or a liability are not reversed but instead are accounted for as an adjustment to equity.

Stock-Based Compensation
The Company accounts for stock based compensation using FASB Accounting Standards Codification No. 718 (“FASB ASC 718”), “Compensation – Stock Compensation”.  FASB Codification No. 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related vesting period.  The statement also requires the recognition of compensation expense for the fair value of any unvested stock option awards outstanding at the date of adoption.  Employee stock compensation is recorded at fair value using the Black Scholes Pricing Model.  The underlying assumptions used in the Black Scholes Pricing Model by the Company are taken from publicly available sources including, volatility is calculated using historic stock price information from online finance websites such as Google Finance and Yahoo Finance, the stock price on the date of grant is obtained from online finance websites such as those previously noted, appropriate discount rates are obtained from the United States Federal Reserve economic research and data website and other inputs are determined based on previous experience and related estimates.

See Note 14, for additional disclosure and discussion of the employee stock plan and activity.

Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”.  In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date.  Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.  Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period, and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Revenue Recognition
The recognition of revenues requires judgment, including whether a sale includes multiple elements, and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements.  Customers receive certain elements of CUI Global products over a period of time.  These elements include licensing rights to manufacture and sell our proprietary patent protected products.  The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue.  CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products.  Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues from warranty and maintenance activities are recognized ratably over the term of the warranty and maintenance period and the unrecognized portion is recorded as deferred revenue.

Revenues in connection with electronic devices, component, and test and measurement equipment are recognized at the time the product is shipped to the customer, collectability is reasonably assumed, the price is fixed and determinable and persuasive evidence of arrangement exists.

Shipping and Handling Costs
Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales, and were $72,378 and $103,733 for the years ended December 31, 2010 and 2009, respectively.  The Company expenses inbound shipping and handling costs as cost of revenues.

Warranty Reserves
A warranty reserve liability is recorded based on estimates of future costs on sales recognized.  There was no warranty reserve recorded at December 31, 2010 or 2009.

Advertising
The costs incurred for producing and communicating advertising are charged to operations as incurred.  Advertising expense for the years ended December 31, 2010 and 2009 was $570,526 and $538,937, respectively.

Income Taxes
Income taxes are accounted for under the asset and liability method of FASB Accounting Standards Codification No. 740 (“FASB ASC 740”), “Income Taxes”.  Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

Valuation allowances have been established against deferred tax assets due to uncertainties in the Company’s ability to generate sufficient taxable income in future periods to make realization of such assets more likely than not.  An income tax benefit has not been recognized for its operating losses generated during 2010 and 2009 based on uncertainties concerning the ability to generate taxable income in future periods.  There was no income tax receivable at December 31, 2010 and 2009.  In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

Net Loss Per Share
In accordance with FASB Accounting Standards Codification No. 260 (“FASB ASC 260”), “Earnings Per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period.  Common equivalent shares outstanding as of December 31, 2010 and 2009, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive.  Accordingly, diluted net loss per share is the same as basic net loss per share for 2010 and 2009.  The following table summarizes the potential common stock shares at December 31, 2010 and 2009, which may dilute future earnings per share.

	2010	2009
Convertible preferred stock	252,715	252,715
Warrants and options, vested	17,807,801	18,307,893
Convertible debt	-	76,200,000
	18,060,516	94,760,608

Foreign Currency Translation
The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830).  All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date.  Income statement amounts have been translated using an appropriately weighted average exchange rate for the year.  The translation gains and losses resulting from the changes in exchange rates during 2010 and 2009 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting
Upon the acquisition of CUI, Inc. and CUI Japan, CUI Global now has operating segments to report.  The Company has identified five operating segments based on the products offered.  The five segments are External Power, Internal Power, Industrial Controls, Discontinued Operations (Comex Electronics) and Other.  The External Power segment is focused primarily on sales of external power supplies and related components.  The Internal Power segment is focused primarily on sales of internal power supplies and related components.  The Industrial Controls segment is focused primarily on sales of encoding devices and related components.  The Discontinued Operations segment represents Comex Electronics activities.  The Other category represents activity of segments that do not meet the threshold for segment reporting and are combined.

The following information is presented for the year ended December 31, 2010 for operating segment activity:

	External Power and Components	Internal Power	Industrial Controls	Discontinued Operations	Other	Totals
Revenues from external customers	$22,581,776	$9,447,644	$4,279,243	$-	$1,266,494	$37,575,157
Intersegment revenues	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$48	$24,582	$24,630
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$78,074	$78,074
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$3,859,342	$3,859,342
Interest expense	$-	$-	$-	$-	$1,151,617	$1,151,617
Depreciation and amortization	$-	$-	$-	$-	$724,679	$724,679
Segment profit (loss)	$7,622,049	$1,908,103	$627,560	$(871,803)	$(16,746,425)	$(7,460,516)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$144,912	$144,912
Impairment of Patents	$-	$-	$-	$-	$418,185	$418,185
Impairment of Technology Rights	$-	$-	$-	$-	$3,105,956	$3,105,956
Segment assets	$-	$-	$-	$3,187,283	$32,687,566	$35,874,849
Foreign currency translation adjustments	$-	$-	$-	$-	$(22,617)	$(22,617)
Expenditures for segment assets	$-	$-	$-	$36,096	$429,575	$465,671

The following information is presented for the year ended December 31, 2009 for operating segment activity (the Comex (Japan) activity began on the date of acquisition July 1, 2009):

	External Power and Components	Internal Power	Industrial Controls	Discontinued Operations	Other	Totals
Revenues from external customers	$15,466,992	$6,695,220	$2,976,799	$-	$1,225,621	$26,364,632
Intersegment revenues	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$-	$18,012	$18,012
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$(41,424)	$(41,424)
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$3,096,641	$3,096,641
Interest expense	$-	$-	$-	$-	$1,520,447	$1,520,447
Depreciation and amortization	$-	$-	$-	$-	$668,632	$668,632
Segment profit (loss)	$3,883,478	$1,023,816	$178,870	$(21,159)	$(21,108,552)	$(16,043,547)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$686,237	$686,237
Impairment of goodwill	$-	$-	$-	$-	$10,241,529	$10,241,529
Impairment of goodwill, patent pending technology	$-	$-	$-	$-	$210,403	$210,403
Impairment of goodwill, customer list	$-	$-	$-	$-	$246,237	$246,237
Impairment of patents	$-	$-	$-	$-	$136,811	$136,811
Segment assets	$-	$-	$-	$3,501,385	$35,304,922	$38,806,307
Foreign currencty translation adjustments	$-	$-	$-	$-	$(28,193)	$(28,193)
Acquisiton of Comex Electronics and CUI Japan	$-	$-	$-	$-	$103,589	$103,589
Expenditures for segment assets	$-	$-	$-	$25,403	$448,765	$474,168

Only the Discontinued Operations and Other operating segments hold assets individually.  The External Power, Internal Power and Industrial Controls operating segments do not hold assets individually as segment assets as they utilize the Company assets held in the Other segment.

Reclassification
Certain amounts from prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements
In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables.  The ASU significantly expands the disclosure requirements for multiple-deliverable revenue arrangements.  The ASU will be effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date.  Early adoption is permitted, provided that the guidance is retroactively applied to the beginning of the year of adoption.  The Company does not expect the adoption of ASU No. 2009-13 to have any effect on its financial statements upon its required adoption on January 1, 2011.  In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements.  The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers.  Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which will become effective for the Company with the reporting period beginning July 1, 2011.  Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In February 2010, the FASB issued ASU No. 2010-9, which amends the Subsequent Events Topic of the Accounting Standards Codification to eliminate the requirement for public companies to disclose the date through which subsequent events have been evaluated.  The Company will continue to evaluate subsequent events through the date of the issuance of the financial statements; however, consistent with the guidance, this date will no longer be disclosed.  ASU 2010-09 does not have any impact on the Company’s results of operations, financial condition or liquidity.

In April 2010, the FASB issued ASU No. 2010-13—Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades as codified in ASC 718—Compensation—Stock Compensation (“ASC 718”).  This update addresses the classification of a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades.  ASC 718 is amended to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition.  Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification.  This ASU is effective for fiscal years beginning on or after December 15, 2010, and the Company is currently assessing the potential impact, if any, the adoption of this update may have on its Consolidated Financial Statements.